LOANS AND LEASES (Details 4) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Total	298,169	245,736
%	100.00%
Credit Card [Member] | Strong [Member]
Loans and leases receivable, consumer	16,158
Personal Loans [Member] | Strong [Member]
Loans and leases receivable, consumer	10,529
Vehicles [Member] | Strong [Member]
Loans and leases receivable, consumer	32,423
Mortgage Loans [Member] | Strong [Member]
Loans and leases receivable, consumer	7,529
Corporate [Member] | Strong [Member]
Commercial	73,051
Small and Medium Businesses [Member] | Strong [Member]
Commercial	47,917
Strong [Member]
Loans and leases receivable, consumer	66,639
Foreign Loans Latin America	13,432
Total	201,039
%	67.40%
Credit Card [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	14,154
Personal Loans [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	7,026
Vehicles [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	21,666
Mortgage Loans [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	271
Corporate [Member] | Satisfactory [Member]
Commercial	2,505
Small and Medium Businesses [Member] | Satisfactory [Member]
Commercial	17,029
Satisfactory [Member]
Loans and leases receivable, consumer	43,117
Foreign Loans Latin America	0
Total	62,651
%	21.00%
Credit Card [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	3,144
Personal Loans [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	4,221
Vehicles [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	2,849
Mortgage Loans [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	55
Corporate [Member] | Higher Risk [Member]
Commercial	143
Small and Medium Businesses [Member] | Higher Risk [Member]
Commercial	9,811
Higher Risk [Member]
Loans and leases receivable, consumer	10,269
Foreign Loans Latin America	0
Total	20,223
%	6.80%
Credit Card [Member] | Impaired [Member]
Loans and leases receivable, consumer	2,744
Personal Loans [Member] | Impaired [Member]
Loans and leases receivable, consumer	2,241
Vehicles [Member] | Impaired [Member]
Loans and leases receivable, consumer	3,315
Mortgage Loans [Member] | Impaired [Member]
Loans and leases receivable, consumer	165
Corporate [Member] | Impaired [Member]
Commercial	884
Small and Medium Businesses [Member] | Impaired [Member]
Commercial	4,856
Impaired [Member]
Loans and leases receivable, consumer	8,465
Foreign Loans Latin America	51
Total	14,256
%	4.80%
Credit Card [Member]
Loans and leases receivable, consumer	36,200
Personal Loans [Member]
Loans and leases receivable, consumer	24,018
Vehicles [Member]
Loans and leases receivable, consumer	60,254
Mortgage Loans [Member]
Loans and leases receivable, consumer	8,020
Corporate [Member]
Commercial	76,584
Small and Medium Businesses [Member]
Commercial	79,614